FURNITURE, FIXTURES AND EQUIPMENT (Tables)	12 Months Ended
Jun. 30, 2012
FURNITURE, FIXTURES AND EQUIPMENT [Abstract]
Schedule of Furniture, Fixtures and Equipment

Furniture, fixtures and equipment consisted of the following as of June 30, 2012 and 2011:

	Estimated	June 30,
	Useful Life	2012	2011

Equipment	3 - 5 years	$69,538	$58,783
Storage facilities	3 years	19,717	19,717
Vehicles	5 - 7 years	189,897	170,961
Furniture and fixtures	5 years	20,420	19,853
		299,572	269,314
Accumulated depreciation		(110,793)	(59,492)
		$188,779	$209,822